Reorganization - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Aug. 31, 2012 Amendment One [Member] Merger Agreement [Member]	Oct. 17, 2011 Amendment One [Member] Merger Agreement [Member]	Jul. 20, 2012 Amendment One [Member] Merger Agreement [Member]	Dec. 31, 2012 Maximum	Dec. 31, 2012 TMP Common Stock	Dec. 31, 2012 TMP Stock Options	Dec. 31, 2012 AFH Advisory Common Stock
Restructuring Cost and Reserve [Line Items]
Conversion of AFH common stock to TMP common stock	1.48
Conversion of AFH stock option to TMP stock option	1.48
Stock issued during merger								18,308,576	566,424	3,625,000
Percentage of issued and outstanding common stock on fully diluted basis	83.89%
Shares of common stock subject to forfeiture and cancellation				1,906,768			1,906,768
Cancellation of shares provision, deletion of agreement		$ 22,000,000
Other Amounts due to Related Parties	0	602,948	335,448
Professional Fees		230,447
Payments for Restructuring					20,000,000
Converstion Of Accrued Expenses To Notes Payable						$ 585,448